Adjusting Items Included In Profit From Operations - Ongoing Impairment Review of Assets - Additional Information (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Profit from Operations [Line Items]
Impairment charges	£ 0
Percentage of reduction in cashflow	80.00%
Organigram Inc
Profit from Operations [Line Items]
Impairment charges	£ 65
Impaired investment net of tax	59
Recoverable amount left after impairment	£ 76